Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 951,797	$ 1,229,336	$ 1,473,699
Increase in cost of goods and services sold	(317,373)	(405,546)	(474,371)
Vessel operating expenses (note 14a)	(240,961)	(261,114)	(249,273)
Time-charter hire expenses (note 10)	(45,257)	(74,795)	(70,836)
Depreciation, Depletion and Amortization	(86,630)	(93,582)	(97,551)
General and administrative expenses	(46,568)	(46,604)	(43,667)
Gain on sale and write-down of assets (note 15)	99,659	38,080	10,360
Restructuring charges (note 16)	(5,568)	(5,632)	(1,597)
Income from operations	309,099	380,143	546,764
Equity income (loss)	9,617	2,767	3,432
Interest Expense, Operating and Nonoperating	(2,896)	(7,472)	(27,713)
Interest income	29,689	24,076	10,952
Other income (expense) (note 17)	1,753	4,558	(1,402)
Net income before income tax	347,262	404,072	532,482
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	449
Marines Services and Other
Segment Reporting Information [Line Items]
Restructuring charges (note 16)	(5,600)
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	824,014	1,106,278	1,364,452
Increase in cost of goods and services sold	(317,373)	(405,546)	(474,371)
Vessel operating expenses (note 14a)	(131,011)	(150,605)	(148,960)
Time-charter hire expenses (note 10)	(42,742)	(74,379)	(70,836)
Depreciation, Depletion and Amortization	(86,630)	(93,582)	(97,551)
General and administrative expenses	(46,568)	(48,833)	(45,936)
Gain on sale and write-down of assets (note 15)	99,659	38,080	10,360
Restructuring charges (note 16)	0	(5,952)	(1,248)
Income from operations	299,349	365,461	535,910
Equity income (loss)	9,617	2,767	3,432
Operating Segments | Marines Services and Other
Segment Reporting Information [Line Items]
Revenues	127,783	123,058	109,247
Increase in cost of goods and services sold	0	0	0
Vessel operating expenses (note 14a)	(109,950)	(110,509)	(100,313)
Time-charter hire expenses (note 10)	(2,515)	(416)	0
Depreciation, Depletion and Amortization	0	0	0
General and administrative expenses	0	2,549	2,269
Gain on sale and write-down of assets (note 15)	0	0	0
Restructuring charges (note 16)	(5,568)	0	(349)
Income from operations	$ 9,750	14,682	$ 10,854
Intersegment Eliminations
Segment Reporting Information [Line Items]
General and administrative expenses		(320)
Restructuring charges (note 16)		$ (320)